Guardian Capital Dividend Growth Fund
Schedule of Investments
June 30, 2023 - (Unaudited)
1
Common Stocks — 98.82% Shares Fair Value
Australia — 0.69%
Energy — 0.69%
Woodside Energy Group Ltd. - ADR 6,450 $ 149,576
Total Australia 149,576
Canada — 7.20%
Communications — 3.66%
BCE, Inc. 8,864 404,146
TELUS Corp. 19,751 384,366
788,512
Financials — 3.54%
Royal Bank of Canada 7,987 762,808
Total Canada 1,551,320
Denmark — 2.64%
Health Care — 2.64%
Novo Nordisk A/S - ADR 3,510 568,024
Total Denmark 568,024
France — 9.46%
Consumer Discretionary — 1.00%
LVMH Moet Hennessy Louis Vuitton S.A. - ADR 1,135 214,333
Energy — 3.33%
TotalEnergies S.E. - ADR 12,452 717,733
Financials — 1.88%
AXA S.A. 13,700 404,018
Health Care — 0.96%
Sanofi - ADR 3,830 206,437
Industrials — 2.29%
Schneider Electric S.E. - ADR 13,574 493,551
Total France 2,036,072
Germany — 1.95%
Financials — 1.95%
Allianz S.E. 1,800 418,770
Total Germany 418,770
Ireland — 3.39%
Technology — 3.39%
Accenture PLC, Class A 2,372 731,951
Total Ireland 731,951
Netherlands — 4.04%
Technology — 4.04%
ASML Holding N.V. 261 189,160

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
2
Common Stocks — 98.82%(continued) Shares Fair Value
Netherlands — 4.04% (continued)
Technology — 4.04% (continued)
Wolters Kluwer N.V. - ADR 5,350 $ 680,092
869,252
Total Netherlands 869,252
Switzerland — 3.77%
Consumer Staples — 3.77%
Nestle S.A. - ADR 6,742 811,400
Total Switzerland 811,400
United Kingdom — 4.10%
Consumer Staples — 1.16%
Unilever PLC - ADR 4,784 249,390
Health Care — 2.94%
AstraZeneca PLC - ADR 8,878 635,399
Total United Kingdom 884,789
United States — 61.58%
Communications — 1.80%
Verizon Communications, Inc. 10,429 387,855
Consumer Discretionary — 4.56%
Home Depot, Inc. (The) 1,502 466,581
McDonald's Corp. 1,727 515,355
981,936
Consumer Staples — 5.57%
Costco Wholesale Corp. 1,581 851,178
Procter & Gamble Co. (The) 2,292 347,788
1,198,966
Energy — 7.40%
EOG Resources, Inc. 1,734 198,439
Shell PLC - ADR 10,651 643,107
Williams Cos., Inc. (The) 22,943 748,630
1,590,176
Financials — 1.67%
Hartford Financial Services Group, Inc. (The) 4,993 359,596
Health Care — 7.95%
AbbVie, Inc. 2,491 335,612
Amgen, Inc. 773 171,621
Johnson & Johnson 4,031 667,211
UnitedHealth Group, Inc. 1,114 535,433
1,709,877
Industrials — 6.30%
Illinois Tool Works, Inc. 778 194,624
Republic Services, Inc. 4,113 629,988
Waste Management, Inc. 3,061 530,839
1,355,451

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
3
Common Stocks — 98.82%(continued) Shares Fair Value
United States — 61.58% (continued)
Materials — 2.21%
Air Products & Chemicals, Inc. 1,586 $ 475,055
Real Estate — 0.75%
Crown Castle, Inc. 1,425 162,365
Technology — 22.07%
Apple, Inc. 7,575 1,469,323
Broadcom, Inc. 1,698 1,472,895
MasterCard, Inc., Class A 1,326 521,516
Microsoft Corp. 3,779 1,286,901
4,750,635
Utilities — 1.30%
WEC Energy Group, Inc. 3,166 279,368
Total United States 13,251,280
Total  Common Stocks
  (Cost $15,346,878) 21,272,434
Money Market Funds - 1.19%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio,
Institutional Class, 4.98%
(a)
255,599 255,599
Total Money Market Funds
    (Cost $255,599) 255,599
Total Investments — 100.01%
    (Cost $15,602,477) 21,528,033
Liabilities in Excess of Other Assets  —  (0.01)% (1,877)
Net Assets — 100.00% $ 21,526,156
(a) Rate disclosed is the seven day effective yield as of June 30, 2023.
ADR - American Depositary Receipt

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments
June 30, 2023 - (Unaudited)
Common Stocks — 98.99% Shares Fair Value
China — 4.58%
Consumer Discretionary — 4.58%
Yum China Holdings, Inc. 64,819 $ 3,662,273
Total China 3,662,273
Denmark — 12.90%
Health Care — 8.01%
Coloplast A/S, Class B 6,629 828,947
Novo Nordisk A/S, Class B 34,567 5,569,872
6,398,819
Materials — 4.89%
Chr. Hansen Holdings A/S 29,141 2,022,758
Novozymes A/S, Class B 40,433 1,883,885
3,906,643
Total Denmark 10,305,462
France — 10.87%
Consumer Staples — 3.60%
L'Oréal S.A. 6,172 2,876,540
Health Care — 7.27%
EssilorLuxottica S.A. 30,926 5,824,779
Total France 8,701,319
Ireland — 4.97%
Technology — 4.97%
Accenture PLC, Class A 12,897 3,979,756
Total Ireland 3,979,756
Japan — 4.55%
Industrials — 4.55%
FANUC Corp. 54,300 1,893,840
Keyence Corp. 3,700 1,740,021
3,633,861
Total Japan 3,633,861
Switzerland — 3.75%
Consumer Staples — 3.75%
Nestle S.A. 24,958 3,000,504
Total Switzerland 3,000,504
United Kingdom — 4.96%
Consumer Staples — 2.65%
Reckitt Benckiser Group PLC 28,229 2,119,425
Industrials — 2.31%
Intertek Group PLC
(a)
34,166 1,850,552
Total United Kingdom 3,969,977

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Common Stocks — 98.99%(continued) Shares Fair Value
United States — 52.41%
Communications — 12.71%
Alphabet, Inc., Class A
(a)
37,382 $ 4,474,625
Booking Holdings, Inc.
(a)
2,108 5,692,296
10,166,921
Consumer Discretionary — 3.71%
Nike, Inc., Class B 26,869 2,965,532
Consumer Staples — 4.12%
Colgate-Palmolive Co. 42,775 3,295,385
Financials — 6.58%
CME Group, Inc. 28,381 5,258,715
Health Care — 6.48%
Illumina, Inc.
(a)
9,243 1,732,970
UnitedHealth Group, Inc. 7,168 3,445,228
5,178,198
Technology — 18.81%
Automatic Data Processing, Inc. 12,278 2,698,582
MarketAxess Holdings, Inc. 13,088 3,421,465
MasterCard, Inc., Class A 11,378 4,474,968
Microsoft Corp. 8,497 2,893,568
Verisk Analytics, Inc. 6,889 1,557,121
15,045,704
Total United States 41,910,455
Total  Common Stocks
  (Cost $71,399,443) 79,163,607
Money Market Funds - 1.18%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio,
Institutional Class, 4.95%
(b)
941,183 941,183
Total Money Market Funds
    (Cost $941,183) 941,183
Total Investments — 100.17%
    (Cost $72,340,626) 80,104,790
Liabilities in Excess of Other Assets  —  (0.17)% (137,014)
Net Assets — 100.00% $ 79,967,776
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2023.

Alta Quality Growth Fund
Schedule of Investments
June 30, 2023 - (Unaudited)
Common Stocks — 98.84% Shares Fair Value
Ireland — 7.50%
Health Care — 3.47%
ICON PLC
(a)
7,800 $ 1,951,560
Technology — 4.03%
Accenture PLC, Class A 7,350 2,268,062
Total Ireland 4,219,622
United States — 91.34%
Communications — 16.95%
Alphabet, Inc., Class A
(a)
30,250 3,620,925
Booking Holdings, Inc.
(a)
650 1,755,215
Take-Two Interactive Software, Inc.
(a)
14,800 2,177,968
Walt Disney Co. (The)
(a)
22,050 1,968,624
9,522,732
Consumer Discretionary — 10.57%
Home Depot, Inc. (The) 8,200 2,547,248
Restaurant Brands International, Inc. 21,750 1,686,060
TJX Companies, Inc. (The) 20,100 1,704,279
5,937,587
Consumer Staples — 2.05%
Dollar General Corp. 6,800 1,154,504
Financials — 3.57%
Markel Corp.
(a)
1,450 2,005,611
Health Care — 8.83%
Thermo Fisher Scientific, Inc. 3,650 1,904,388
UnitedHealth Group, Inc. 2,850 1,369,824
Zoetis, Inc., Class A 9,800 1,687,658
4,961,870
Industrials — 5.15%
Amphenol Corp., Class A 21,300 1,809,435
Raytheon Technologies Corp. 11,050 1,082,458
2,891,893
Materials — 2.15%
Sherwin-Williams Co. (The) 4,550 1,208,116
Technology — 42.07%
Adobe Systems, Inc.
(a)
4,700 2,298,252
Apple, Inc. 17,600 3,413,872
Autodesk, Inc.
(a)
7,950 1,626,650
Broadridge Financial Solutions, Inc. 9,300 1,540,359
Fiserv, Inc.
(a)
15,550 1,961,632
Intuit, Inc. 2,950 1,351,661
MasterCard, Inc., Class A 4,850 1,907,505
Microsoft Corp. 10,000 3,405,399
PayPal Holdings, Inc.
(a)
18,250 1,217,823
S&P Global, Inc. 3,650 1,463,249

Alta Quality Growth Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Common Stocks — 98.84%(continued) Shares Fair Value
United States — 91.34% (continued)
Technology — 42.07% (continued)
Visa, Inc., Class A 7,400 $ 1,757,352
Zebra Technologies Corp., Class A
(a)
5,750 1,701,023
23,644,777
Total United States 51,327,090
Total Investments — 98.84%
    (Cost $43,029,756) 55,546,712
Other Assets in Excess of Liabilities  —  1.16% 650,883
Net Assets — 100.00% $ 56,197,595
(a) Non-income producing security.